Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Gemini Direct Investment LLC and Subsidiaries [Member]
Schedule of Related Party Transactions

Related party receivables are due to the Company from related entities as follows:

	2020	2019
TVP	$1,564,413	$431,676
Media Lodge, Inc.	1,578,389	456,500
Reserve for receivables from Media Lodge, Inc.	(1,334,662)	(531,468)
Media Lodge, LLC	242,746	829,193
GDI Air	1,928,725	1,757,725
Other related parties	22,369,161	15,143,199
	$26,348,772	$18,086,825